SmallCap Value Fund II (Prospectus Summary): | SmallCap Value Fund II
SMALLCAP VALUE FUND II

Supplement dated April 20, 2012

to the Class J Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

SMALLCAP VALUE FUND II

Under the Annual Fund Operating Expenses table, delete the fourth footnote and substitute:

(4)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.926%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.